Related party transactions (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debentures [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 126	$ 136
Interest on debenture	$ 10	$ 14
Interest rates	8.00%	8.00%
Key management personnel [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Stock options granted	550,000	110,000
Stock options fair value	$ 742	$ 179